Subsequent Events (Details) - USD ($)	Oct. 27, 2025	Sep. 30, 2025
Subsequent Events
Deferred underwriting fee payable		$ 500,000
Subsequent Event
Subsequent Events
Deferred underwriting fee payable	$ 500,000